SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2017
SHARE CAPITAL [Abstract]
Schedule of stock by class
The following table summarizes the movement in the number of shares outstanding during the two years ended December 31, 2017;

Outstanding shares at December 31, 2015	781,937,649

Outstanding shares at December 31, 2015 after giving effect to 1-for-5 reverse share split in February 2016	156,386,506
Issue of shares in December 2016	13,422,818
Outstanding shares at December 31, 2016	169,809,324

Outstanding shares at December 31, 2017	169,809,324